Segment Information - Summary of Investments (Parenthetical) (Detail) - Sony Life [member] - Japan [member] € in Billions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure Of Summarized Investment Per Segment [line items]
Off balance sheet investment in joint venture	€ 2.3
Potential Divestment In Associate [member]
Disclosure Of Summarized Investment Per Segment [line items]
Percentage of divestment in joint venture	50.00%